Material partly-owned subsidiaries	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Material partly-owned subsidiaries
5.	Material partly-owned subsidiaries
Financial information of subsidiaries that have material
non-controlling
interests is provided below.
Proportion of equity interest held by
non-controlling
interests:

Name	At December 31, 2021	At December 31, 2020
SKCC and subsidiaries (Hereinafter SKCC and subsidiaries are represented by Southern Kuzbass Coal Company (SKCC), Tomusinsky Open Pit Mine (TOPM), Tomusinsky Energoupravlenie)	0.9%	0.9%
Kuzbass Power Sales Company (KPSC)	27.9%	27.9%
Chelyabinsk Metallurgical Plant (CMP) (Note 22)	6.3%	6.3%
Beloretsk Metallurgical Plant (BMP)	8.6%	8.6%
Korshunov Mining Plant (KMP)	10.0%	10.0%
Urals Stampings Plant (USP) (Note 22)	10.0%	10.0%
Izhstal	10.0%	10.0%
The summarised financial information for these subsidiaries is provided below. This information is based on amounts before inter-company eliminations.
Summarised statements of profit or loss and other comprehensive income for 2021:

	SKCC and subsidiaries	KPSC	CMP	BMP	KMP	USP	Izhstal
Revenue from contracts with customers	42,820	24,929	176,778	35,436	15,210	15,011	27,785
Cost of sales	(19,073)	(12,026)	(147,952)	(28,231)	(7,016)	(12,657)	(22,719)
Total selling, distribution and operating expenses, net	(8,702)	(11,788)	(18,236)	(3,539)	(4,356)	(1,375)	(2,553)
Total other income and (expense), net	(1,350)	281	(1,788)	4	1,912	1,359	(41)

Profit before tax	13,695	1,396	8,802	3,670	5,750	2,338	2,472
Income tax (expense) benefit	(942)	(273)	(2,250)	(338)	(836)	(247)	46

Profit for the period	12,753	1,123	6,552	3,332	4,914	2,091	2,518

Total comprehensive income	12,753	1,123	6,552	3,332	4,914	2,091	2,518

Attributable to non-controlling interests	138	313	416	285	489	209	252
Summarised statements of profit or loss and other comprehensive income for 2020:

	SKCC and subsidiaries	KPSC	CMP	BMP	KMP	USP	Izhstal
Revenue from contracts with customers	26,664	24,002	114,092	21,673	12,937	10,219	16,755
Cost of sales	(21,521)	(11,546)	(95,461)	(18,860)	(6,494)	(8,196)	(15,429)
Total selling, distribution and operating expenses, net	(16,303)	(11,255)	(12,485)	(2,123)	(4,360)	(1,240)	(1,803)
Total other income and (expense), net	(16,021)	251	(5,021)	278	1,417	1,837	(978)

(Loss) profit before tax	(27,181)	1,452	1,125	968	3,500	2,620	(1,455)
Income tax benefit (expense)	938	(302)	(373)	(111)	(182)	81	(255)

(Loss) profit for the period	(26,243)	1,150	752	857	3,318	2,701	(1,710)

Total comprehensive (loss) income	(26,243)	1,150	752	857	3,318	2,701	(1,710)

Attributable to non-controlling interests	(212)	320	76	73	330	215	(173)
Summarised statements of profit or loss and other comprehensive income for 2019:

	SKCC and subsidiaries	KPSC	CMP	BMP	KMP	USP	Izhstal
Revenue from contracts with customers	35,059	24,624	113,020	22,061	15,776	17,231	20,208
Cost of sales	(21,667)	(12,479)	(101,258)	(19,263)	(6,739)	(12,330)	(17,631)
Total selling, distribution and operating expenses, net	(7,264)	(11,531)	(11,406)	(1,749)	(4,439)	(1,157)	919
Total other income and (expense), net	(233)	209	4,173	41	1,831	1,633	(99)

Profit before tax	5,895	823	4,529	1,090	6,429	5,377	3,397
Income tax (expense) benefit	(372)	(174)	(551)	(28)	(271)	(323)	97

Profit for the period	5,523	649	3,978	1,062	6,158	5,054	3,494

Total comprehensive income	5,523	649	3,978	1,062	6,158	5,054	3,494

Attributable to non-controlling interests	79	182	231	91	613	315	348
Summarised statements of financial position as of December 31, 2021:

	SKCC and subsidiaries	KPSC	CMP	BMP	KMP	USP	Izhstal
Current assets	35,037	5,686	136,471	19,695	17,702	14,682	9,016
Non-current assets	44,136	4,934	117,228	5,252	33,309	25,341	3,754
Current liabilities	(77,681)	(2,380)	(204,395)	(8,320)	(2,151)	(5,615)	(12,015)
Non-current liabilities	(19,821)	(179)	(5,787)	(225)	(767)	(211)	(4,259)

Total equity	18,329	(8,061)	(43,517)	(16,402)	(48,093)	(34,197)	3,504

Attributable to:
Equity shareholders of Mechel PAO	18,532	(5,816)	(40,762)	(14,990)	(43,305)	(30,785)	3,160
Non-controlling interests	(203)	(2,245)	(2,755)	(1,412)	(4,788)	(3,412)	344
Summarised statements of financial position as of December 31, 2020:

	SKCC and subsidiaries	KPSC	CMP	BMP	KMP	USP	Izhstal
Current assets	75,693	4,582	66,066	14,659	14,658	12,549	4,674
Non-current assets	50,065	4,960	220,598	5,022	32,797	23,754	3,811
Current liabilities	(88,813)	(2,452)	(222,009)	(6,201)	(3,346)	(4,028)	(12,873)
Non-current liabilities	(68,469)	(153)	(27,780)	(416)	(995)	(185)	(1,663)

Total equity	31,524	(6,937)	(36,875)	(13,064)	(43,114)	(32,090)	6,051

Attributable to:
Equity shareholders of Mechel PAO	31,585	(5,006)	(34,534)	(11,938)	(38,822)	(28,889)	5,452
Non-controlling interests	(61)	(1,931)	(2,341)	(1,126)	(4,292)	(3,201)	599
Summarised cash flow information for the year ended December 31, 2021:

	SKCC and subsidiaries	KPSC	CMP	BMP	KMP	USP	Izhstal
Operating	12,070	801	4,970	1,341	963	1,869	(1,544)
Investing	24,147	(38)	38,196	(204)	(711)	(1,523)	(135)
Financing	(36,255)	(179)	(38,457)	(351)	(252)	(312)	1,713

(Decrease) increase in cash and cash equivalents, net	(38)	584	4,709	786	—	34	34

Summarised cash flow information for the year ended December 31, 2020:

	SKCC and subsidiaries	KPSC	CMP	BMP	KMP	USP	Izhstal
Operating	8,718	1,465	(1,446)	1,441	6,647	3,538	1,531
Investing	8,118	(749)	(30,413)	(1,407)	(6,409)	(3,497)	(72)
Financing	(16,903)	(696)	31,413	(344)	(238)	(235)	(1,487)

(Decrease) increase in cash and cash equivalents, net	(67)	20	(446)	(310)	—	(194)	(28)

Summarised cash flow information for the year ended December 31, 2019:

	SKCC and subsidiaries	KPSC	CMP	BMP	KMP	USP	Izhstal
Operating	12,043	243	10,898	(2,482)	2,867	1,375	2,839
Investing	(950)	(58)	(3,522)	2,685	(2,627)	(912)	(72)
Financing	(10,945)	(245)	(7,108)	505	(240)	(199)	(2,741)

Increase (decrease) in cash and cash equivalents, net	148	(60)	268	708	—	264	26